SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Short and Long-Term Investments	The movement of the allowance for losses is as follows:

Description	June 30, 2026 (Unaudited)	December 31, 2025

Investment funds	—	26,286

	—	26,286

Schedule of Short-Term Investments

Description	June 30, 2026 (Unaudited)

Balances at the beginning of the period	(117,684)
Write-offs	117,684

Balances at the end of the period	—